Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders Deficit Tables
Schedule of Warrants Issued
Year Warrants Issued	No. of Warrants Issued	Warrant Exercise Price	Warrant Expiration Date

2009	4,325,000	$0.25	2014
2011	2,570,750	$0.25	2016
2011	250,000	$0.25	2013
2012	9,825,000	$0.10	2017
2013	4,875,000	$0.10	2018

Schedule of Information related to Warrants

Further information relating to warrants is as follows:

		Weighted-	Weighted-
	Number	Average	Average
	of	Exercise	Exercise
	Shares	Price	Life
Outstanding at December 31, 2011	7,145,750	$0.25	3.04
Granted	9,825,000	$0.10	4.66
Outstanding at December 31, 2012	16,970,750	$0.16	3.55
Granted	4,875,000	$0.10	4.26
Expired	(250,000)	$0.25	-
Outstanding at December 31, 2013	21,595,750	$0.15	3.35

Schedule of Stock Option Recorded

Non-cash stock-based compensation expense recorded in the three and nine months ended September 30, 2014 and September 30, 2013 is as follows:

	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013

Awards to employees	$71,191	$-	$2,355,669	$-
Awards to non-employees	-	-	83,314	16,875
Total non-cash stock-based compensation expense	$71,191	$-	$2,438,983	$16,875

Schedule of Stock Option Issued to Employees and Directors

The following tables summarize information about stock options issued to employees and Directors during the nine months ended September 30, 2014:

	Shares	Weighted-average exercise price	Weighted-average exercise life	Intrinsic value

Outstanding at December 31, 2013	9,489,120	$0.41	1.06	$-

Granted	30,026,000	$0.10	4.49
Cancelled	(7,070,400)	$0.39	-
Expired	(120,000)	$0.25	-
Outstanding at September 30, 2014	32,324,720	$0.13	4.19	$671,031

Options exercisable at September 30, 2014	28,991,386	$0.13	4.16
Options exercisable at December 31, 2013	9,489,120	$0.41	1.06

Schedule of primary assumptions used to value employee and Director non-cash stock-based compensation

The following table provides the primary assumptions used to value employee and Director non-cash stock-based compensation for the nine months ended September 30, 2014:

For the Nine Months Ended September 30, 2014

Weighted-average fair value of options granted	$0.09
Weighted-average assumptions:
Risk-free interest rate	0.65%
Dividend yield	-
Expected volatility	1.09
Expected option life (years)	2.58

Schedule of Stock Option Issued to non employees

The following table summarizes information about stock options issued to non-employees during the nine months ended September 30, 2014:

	Shares	Weighted-average exercise price	Weighted-average exercise life	Intrinsic value

Outstanding at December 31, 2013	4,137,599	$0.46	0.73	$-

Granted	1,555,000	$0.08	2.99
Cancelled	(1,352,000)	$0.48	-
Expired	(2,015,600)	$0.47	-
Outstanding at September 30, 2014	2,324,999	$0.19	2.26	$24,500

Options exercisable at September 30, 2014	2,324,999	$0.19	2.26
Options exercisable at December 31, 2013	4,132,399	$0.46	0.73